Goodwill and intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [abstract]
Goodwill and intangible assets
15.
Goodwill and intangible assets

		Intangible assets
In thousands of USD	Goodwill	Apraglutide	Comet platform	Total
COST
Balance as of January 1, 2020	883	21,329	—	22,212
Additions	18	429	—	447
Retirements	—	—	—	—
Foreign exchange difference	0	—	—	—
Balance as of December 31, 2020	901	21,758	0	22,659
Additions	—	—	2,788	2,788
Retirements	—	—	—	—
Foreign exchange difference	24	576	—	600
Balance as of December 31, 2021	925	22,334	2,788	26,047
Additions	—	—	—	—
Retirements	—	—	—	—
Foreign exchange difference	(2)	(34)	142	106
Balance as of December 31, 2022	923	22,300	2,930	26,153

As of December 31, 2022, the Group had intangible assets of USD 25,230 thousand (2021: USD 25,122 thousand) (2020: USD 21,758 thousand).

Intangible asset of USD 22,300 thousand relates to the acquisition value of the product in development “Apraglutide” that was acquired during the GlyPharma business combination in September 2018. The difference between the fair values of the asset acquired and liabilities assumed, and the purchase price comprises the value of expected synergies arising from the acquisition, which were recorded as goodwill.

Intangible asset (in process research and development) of USD 2,930 thousand relates to the acquisition of Comet Therapeutics Inc. in September 2021 which qualified as an asset acquisition (Note 6).

The intangible assets have not been amortized because they were not yet available for use and were, therefore, subject to an annual impairment test. Management has implemented an annual procedure to identify potential impairment of the intangible assets acquired and goodwill allocated to its CGUs, represented by the Apraglutide unit and by Comet. The recoverable amounts of the two CGUs were determined based on the value-in-use, which requires the use of assumptions and estimates.

As of December 31, 2022, the recoverable amount of the Apraglutide CGU, was calculated using cash flow projections based on the business plan approved by management for a 15-year period, because the first year of sales was estimated to be 2026 (in both the USA and EU), and the intangible asset has a finite useful life limited by the exclusivity provided by the patent (IP or Orphan Drug protection). Management determined that specific hypotheses must be made to each period in the model depending on the date of product commercialization and the timeline for the exclusivity period by geographical region. The information below sets out the key assumptions (and growth rate ranges, if applicable) used for the cash flow projections to estimate the value in use. Management’s approach to determining the values assigned to each assumption is based on internal proprietary data and/or market data, where available.

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Penetration rates (over 70% from the peak sales onwards) (2021: over 70%) (2020: over 70%)
•
Market share (50%-55% from the peak sales onwards) (2021: 40%-50%) (2020: 40%-50%)
•
Price of the product (CAGR of 1.9% to 3% depending on the region) (2021: 1.8% to 3%) (2020: 1.7% to 3%)
•
Probability of success (59.8% for Apraglutide and 28.4% for aGvHD) (2021: 56% for Apraglutide and 20% for aGvHD) (2020: 55,9% for Apraglutide)
•
License expiration date by market (year 2034 in the USA and year 2037 in the EU) (2021: 2034 and 2037, respectively) (2020: 2033 and 2037-2038, respectively)
•
Discount rate (15.3%) estimated based on considering cost of equity and debt (2021: 16.4%) (2020:16%).

As of December 31, 2022, the recoverable amount of the Apraglutide CGU exceeded the carrying value. The Group has determined that material changes in the key assumptions above would not cause the CGU’s carrying value to exceed its recoverable amount.

As of December 31, 2022, the recoverable amount of the Comet platform, the Group’s second CGU, was calculated using cash flow projections based on a business plan approved by management for a 17-year period because the first year of sales was estimated to be 2029 and the intangible asset has a finite useful life limited by the exclusivity provided by the patent. The significant assumptions used to estimate the value of the intangible assets included discount rates and certain other assumptions that form the basis of the forecasted results. These significant assumptions are forward looking and could be affected by future economic and market conditions. The information below sets out the key assumptions used for the cash flow projections to estimate fair value. Management’s approach to determining the values assigned to each assumption is based on internal proprietary data and/or market data, where available.

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Penetration rates (over 25% from the peak sales onwards) (2021: over 25%)
•
Price of the product (CAGR of 2%) (2021: 2%)
•
Probability of success (12%) (2021: 6.2%)
•
Loss of exclusivity date (year 2039) (2021: 2037)
•
Discount rate (26.3%) estimated based on considering cost of equity and debt (2021: 28.7%)

As of December 31, 2022, the recoverable amount of the Comet CGU exceeded the carrying value. The Group has determined that material changes in the key assumptions above would not cause the CGU’s carrying value to exceed its recoverable amount.